ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of major subsidiaries (Details)	Dec. 31, 2025
Jet Sound Hong Kong Company Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%
Zhejiang Kaixin Zhihui Auto Co. Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%
Zhejiang ordinary smile
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%